Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has generally granted annual equity awards each year at its regularly scheduled Compensation Committee meeting during the first quarter of the year. Awards may also be granted at other times throughout the year, generally in instances of new hires or promotions. During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and the Corporation did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Corporation did not grant any stock options or stock appreciation rights to the NEOs.

Award Timing Method	The Compensation Committee has generally granted annual equity awards each year at its regularly scheduled Compensation Committee meeting during the first quarter of the year. Awards may also be granted at other times throughout the year, generally in instances of new hires or promotions.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and the Corporation did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false